Transfers of financial assets and servicing assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$838,795	-	$838,795
Mortgage-backed securities - FNMA	-	453,697	-	453,697
Mortgage-backed securities - FHLMC	-	38,251	-	38,251
Total trading account securities	-	$1,330,743	-	$1,330,743
Mortgage servicing rights	-	-	$15,793	$15,793
Total	-	$1,330,743	$15,793	$1,346,536

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	$-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	$-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	2012	2011
Fair value at beginning of period	$151,323	$166,907
Purchases	2,231	1,732
Servicing from securitizations or asset transfers	18,495	19,971
Changes due to payments on loans[1]	(20,275)	(13,156)
Sale of servicing assets	(103)	-
Reduction due to loan repurchases	(5,200)	(3,717)
Changes in fair value due to changes in valuation model inputs or assumptions	8,069	(20,188)
Other disposals	(110)	(226)
Fair value at end of period	$154,430	$151,323
[1]	Represents changes due to collection / realization of expected cash flows over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Year ended
	December 31, 2012		December 31, 2011
Prepayment speed	6.6%		5.8%
Weighted average life	15.2	years	17.3	years
Discount rate (annual rate)	11.4%		11.5%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2012	2011
Balance at beginning of year	$1,087	$1,697
Rights originated / purchased	-	-
Amortization	(392)	(610)
Balance at end of year	$695	$1,087
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$695	$1,087
Fair value at end of year	$2,414	$3,336

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2012
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,874,249	$714,411	$189,293
Construction	330,997	123,170	(1,883)
Leagacy	386,297	60,853	16,338
Lease financing	540,523	6,420	943
Mortgage	9,269,263	1,361,636	72,771
Consumer	3,868,886	93,119	126,099
Covered loans	3,755,972	1,166,426	90,878
Less:
Loans securitized / sold	(2,932,555)	(235,584)	(797)
Loans held-for-sale	(354,468)	(96,360)	(34)
Loans held-in-porfolio	$24,739,164	$3,194,091	$493,608

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,999,057	$903,192	$272,562
Construction	475,984	353,386	20,847
Legacy	648,877	83,196	52,324
Lease financing	548,706	7,943	3,444
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-portfolio	$24,951,299	$3,594,632	$554,738

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$102,727		$99,280
Weighted average life	10.2	years	13.0	years
Weighted average prepayment speed (annual rate)	9.8%		7.7%
Impact on fair value of 10% adverse change	$(3,226)		$(2,744)
Impact on fair value of 20% adverse change	$(7,018)		$(5,800)
Weighted average discount rate (annual rate)	12.3%		12.6%
Impact on fair value of 10% adverse change	$(3,518)		$(3,913)
Impact on fair value of 20% adverse change	$(7,505)		$(7,948)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$51,703		$52,043
Weighted average life	11.0	years	14.6	years
Weighted average prepayment speed (annual rate)	9.1%		6.9%
Impact on fair value of 10% adverse change	$(2,350)		$(1,887)
Impact on fair value of 20% adverse change	$(4,024)		$(3,303)
Weighted average discount rate (annual rate)	11.4%		11.4%
Impact on fair value of 10% adverse change	$(2,516)		$(2,376)
Impact on fair value of 20% adverse change	$(4,317)		$(4,214)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2012		2011
Carrying amount of retained interests	$695		$1,087
Fair value of retained interests	$2,414		$3,336
Weighted average life	3.1	years	3.2	years
Weighted average prepayment speed (annual rate)	5.6%		5.5%
Impact on fair value of 10% adverse change	$(33)		$(46)
Impact on fair value of 20% adverse change	$(68)		$(95)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(72)		$(103)
Impact on fair value of 20% adverse change	$(148)		$(210)